ACCOUNT RECEIVABLES - RELATED PARTIES (Details Narrative) - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accounts Receivable, Gross	$ 125,000
Bad Debt Expense	6,250	$ 0
Accounts Receivable, Net	$ 118,750